Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Future Minimum Lease Payments Under Operating Lease Agreements
At December 31, 2016, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2017	$3,528
2018	3,528
2019	3,528
2020	3,528
2021	3,528
Thereafter	52,920
Total minimum future lease payments (a)	$70,560
(a)  Minimum future lease payments exclude $22,944 of sublease rental income.